Five-Year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 2,194	€ 2,085	€ 2,207
Long-term borrowings	8,837	7,574
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,396	1,345
Long-term borrowings	1,266	1,218
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon N.V [member] | 12-24 months [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	499	0
Aegon N.V [member] | Later than two years and not later than three years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	498
Aegon N.V [member] | Later than three years and not later than four years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon N.V [member] | Later than four years and not later than five years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon N.V [member] | Later than 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,396	1,345
Long-term borrowings	€ 768	€ 720